INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES (Details)
Net operating loss carryforwards	$ 3,060,000	$ 2,434,000
Accrued compensation	0	0
Deferred tax asset	3,060,000	2,434,000
Valuation allowance	(3,060,000)	(2,434,000)
Net deferred tax asset	$ 0	$ 0